Expense Example, No Redemption {- Fidelity Japan Fund} - 10.31 Fidelity Japan Fund - AMCIZ PRO-11 - Fidelity Japan Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor Japan Fund: Class A
Expense Example, No Redemption:
1 Year	$ 706
3 Years	984
5 Years	1,282
10 Years	2,127
Fidelity Advisor Japan Fund: Class M
Expense Example, No Redemption:
1 Year	514
3 Years	858
5 Years	1,226
10 Years	2,257
Fidelity Advisor Japan Fund: Class C
Expense Example, No Redemption:
1 Year	209
3 Years	646
5 Years	1,108
10 Years	2,390
Fidelity Advisor Japan Fund: Class I
Expense Example, No Redemption:
1 Year	103
3 Years	322
5 Years	558
10 Years	1,236
Fidelity Advisor Japan Fund: Class Z
Expense Example, No Redemption:
1 Year	94
3 Years	293
5 Years	509
10 Years	$ 1,131